Fair Value Measurements - Summary of Information About Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Fair Value, Inputs, Level 1
Assets:
Forward Warrant Agreement	$ 0
Total assets	0
Liabilities:
Derivative liabilities	5,606	$ 0
Fair Value, Inputs, Level 1 | Earn out Liability [Member]
Liabilities:
Earn-out Liability	0
Fair Value, Inputs, Level 2
Assets:
Forward Warrant Agreement	0
Total assets	0
Liabilities:
Derivative liabilities	0	0
Fair Value, Inputs, Level 2 | Earn out Liability [Member]
Liabilities:
Earn-out Liability	0
Fair Value, Inputs, Level 3
Assets:
Forward Warrant Agreement	1,543
Total assets	1,543
Liabilities:
Derivative liabilities	12,263	4,585
Fair Value, Inputs, Level 3 | Earn out Liability [Member]
Liabilities:
Earn-out Liability	8,925
Public Warrants | Fair Value, Inputs, Level 1 | Derivative
Liabilities:
Derivative liabilities	5,606
Public Warrants | Fair Value, Inputs, Level 2 | Derivative
Liabilities:
Derivative liabilities	0
Trinity Warrants | Fair Value, Inputs, Level 2 | Derivative
Liabilities:
Derivative liabilities		0
Trinity Warrants | Fair Value, Inputs, Level 3 | Derivative
Liabilities:
Derivative liabilities		4,355
Private Warrants | Fair Value, Inputs, Level 1 | Derivative
Liabilities:
Derivative liabilities	0
Private Warrants | Fair Value, Inputs, Level 2 | Derivative
Liabilities:
Derivative liabilities	0
Private Warrants | Fair Value, Inputs, Level 3 | Derivative
Liabilities:
Derivative liabilities	$ 3,338
Forward warrant agreement | Fair Value, Inputs, Level 1 | Derivative
Liabilities:
Derivative liabilities		0
Forward warrant agreement | Fair Value, Inputs, Level 2 | Derivative
Liabilities:
Derivative liabilities		0
Forward warrant agreement | Fair Value, Inputs, Level 3 | Derivative
Liabilities:
Derivative liabilities		$ 230